Fair Value Measurements - Additional Information (Detail) - USD ($)	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020
Fair Value, Recurring [Member]
Fair Value Disclosures [Line Items]
Liabilities at fair value	$ 0	$ 0	$ 0